Goodwill and Intangible Assets, Net - Goodwill - Additional Information (Details)			1 Months Ended	12 Months Ended
	Nov. 30, 2013 CNY (¥)	Feb. 28, 2009 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2002 CNY (¥)	Dec. 31, 2019 USD ($)
Goodwill
Goodwill			¥ 32,009,025	¥ 200,478,795	¥ 0		$ 28,796,977
Disposal of goodwill					¥ 32,009,025
ATA Education
Goodwill
Goodwill acquired						¥ 6,880,123
Percentage of equity interest acquired						5.00%
Beijing JDX and JDX BVI
Goodwill
Goodwill acquired		¥ 16,542,727
Xing Wei
Goodwill
Goodwill acquired	¥ 7,589,052
Qihuang Huizhi
Goodwill
Goodwill acquired			¥ 997,123
Qihuang Huizhi | ATA Online
Goodwill
Percentage of equity interest acquired			65.00%
Total consideration			¥ 650,000
Goodwill				997,123
Puhua Technology
Goodwill
Percentage of equity interest sold			60.00%
Total consideration			¥ 2,000,000
Disposal of goodwill			¥ 1,512,081
Huanqiuyimeng
Goodwill
Goodwill acquired				¥ 200,478,795
Percentage of equity interest acquired				100.00%			100.00%
Goodwill				¥ 200,478,795